Accounting policies (Details)	12 Months Ended
Dec. 31, 2022 item
Credit cards
Loan impairment provisions
Write off period	4 years
Number of arrear cycles after which the financial asset is written off	12
Minimum | Computer software
Intangible assets and goodwill
Estimated useful economic lives	3 years
Minimum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives	5 years
Maximum | Retail mortgages
Loan impairment provisions
Write off period	5 years
Maximum | Overdrafts and other unsecured loans
Loan impairment provisions
Write off period	6 years
Maximum | Commercial loans
Loan impairment provisions
Write off period	5 years
Maximum | Computer software
Intangible assets and goodwill
Estimated useful economic lives	12 years
Maximum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives	10 years